Annual Total Returns - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Biotechnology Fund	Sep. 28, 2024
Fidelity Advisor Biotechnology Fund - Class A
Bar Chart Table:
Annual Return 2014	34.34%
Annual Return 2015	11.07%
Annual Return 2016	(23.58%)
Annual Return 2017	25.80%
Annual Return 2018	(3.78%)
Annual Return 2019	25.70%
Annual Return 2020	32.16%
Annual Return 2021	(3.56%)
Annual Return 2022	(7.95%)
Annual Return 2023	10.68%
Fidelity Advisor Biotechnology Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018